Current and deferred tax - Summary of Movement on Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	$ 12,572	$ 2,174
(Charged)/Credited to profit and loss (i)	5,080	10,211
To equity	58	187
Balance Ending	17,710	12,572
Loss Allowances For Financial Assets [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	75	124
(Charged)/Credited to profit and loss (i)	195	(49)
To equity	0	0
Balance Ending	270	75
Bonus Provision [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	750	655
(Charged)/Credited to profit and loss (i)	962	95
To equity	0	0
Balance Ending	1,712	750
Lease [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	366	108
(Charged)/Credited to profit and loss (i)	26	258
To equity	0	0
Balance Ending	392	366
Sharebased compensation (ii) [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	3,224	185
(Charged)/Credited to profit and loss (i)	(152)	2,852
To equity	58	187
Balance Ending	3,130	3,224
Hyperinflationary Adjustments [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	89	99
(Charged)/Credited to profit and loss (i)	(52)	(10)
To equity	0	0
Balance Ending	37	89
Tax Loss (iii) [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	6,445	427
(Charged)/Credited to profit and loss (i)	4,068	6,018
To equity	0	0
Balance Ending	10,513	6,445
Others (iv) Assets [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	1,623	576
(Charged)/Credited to profit and loss (i)	33	1,047
To equity	0	0
Balance Ending	$ 1,656	$ 1,623